CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary Shares - Class A	Ordinary Shares - Class B	Ordinary shares Ordinary Shares - Class A		Ordinary shares Ordinary Shares - Class B		Preferred shares		Additional Paid-in Capital	Accumulated Deficit
Ordinary shares balance at beginning of period (in shares) at Dec. 31, 2020	[1]				1,509,052		0
Balance at beginning of period at Dec. 31, 2020		$ 45,781			$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 154,959	$ (109,178)
Preferred shares balance at beginning of period (in shares) at Dec. 31, 2020	[1]								4,359,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net (in shares)	[1]				87,003		2,780,570
Exercise of options (in shares)	[1]				123,864
Exercise of options		809									809
Exercise of warrants (in shares)	[1]								355,413
Exercise of warrants		2,907									2,907
Conversion of preferred shares (in shares)	[1]				4,715,394				(4,715,394)
SPAC merger and PIPE financing (in shares)	[1]				1,373,441
SPAC merger and PIPE financing		258,159									258,159
Share-based compensation		448,077									448,077
Net loss		(505,330)										(505,330)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2021	[1]				7,808,754		2,780,570
Balance at end of period at Dec. 31, 2021		250,403			$ 0	[1]	$ 0	[1]	$ 0	[1]	864,911	(614,508)
Preferred shares balance at end of period (in shares) at Dec. 31, 2021	[1]								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, warrants and vesting of RSUs (in shares)	[1]				224,512
Exercise of options, warrants and vesting of RSUs		2,430
Issuance of shares for warrant exchange (in shares)	[1]				102,082
Issuance of shares for warrant exchange		3,104									3,104
Share-based compensation		26,892
Net loss		$ (107,420)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2022		10,915,918	8,135,348	2,780,570	8,135,348	[1]	2,780,570	[1]
Balance at end of period at Dec. 31, 2022		$ 175,409			$ 0	[1]	$ 0	[1]	$ 0	[1]	897,337	(721,928)
Preferred shares balance at end of period (in shares) at Dec. 31, 2022	[1]								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net (in shares)	[1]				91,802
Issuance of ordinary shares, net		$ 467									467
Exercise of options (in shares)		119,122
Exercise of options and vesting of RSUs (in shares)	[1]				225,110
Exercise of options and vesting of RSUs		$ 129									129
Share-based compensation		16,278									16,278
Net loss		$ (114,208)										(114,208)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2023		11,232,830	8,452,260	2,780,570	8,452,260	[1]	2,780,570	[1]
Balance at end of period at Dec. 31, 2023		$ 78,075			$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 914,211	$ (836,136)
Preferred shares balance at end of period (in shares) at Dec. 31, 2023	[1]								0

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.